Fair value of financial instrument - Changes in Fair Value Measurement for Instruments Measured on a Recurring Basis and Categorized in Level 3 (Detail) - Recurring [member] - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2022
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance			$ 759,410
Fair value assets, ending balance	$ 802,237		802,237
Fair value liabilities, beginning balance			619,565
Fair value liabilities, ending balance	631,966		631,966
Level 3 [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	4,141	$ 2,051	2,447	$ 2,204
Gains (losses) included in earnings	(119)	3	(225)	46
Gains (losses) included in OCI	(87)	(3)	1	29
Settlement (sales) and other	(56)	(37)	(245)	(445)
Purchases (issuances)	101	186	1,719	593
Transfers into Level 3	(22)	52	29	(105)
Transfers out of Level 3	37	21	269	(49)
Fair value assets, ending balance	3,995	2,273	3,995	2,273
Gains (losses) included in earnings for positions still held	(77)	17	(176)	228
Fair value liabilities, beginning balance	(250)	(160)	(241)	(158)
Gains (losses) included in earnings	1	3	(26)	(6)
Gains (losses) included in OCI	1		1	(1)
Purchases (issuances)	(80)	(7)	(157)	(86)
Settlement (sales) and other	13	6	19	27
Transfers into Level 3	(16)	(39)	(67)	(75)
Transfers out of Level 3	50	13	190	115
Fair value liabilities, ending balance	(281)	(184)	(281)	(184)
Gains (losses) included in earnings for positions still held	5	5	(8)	10
Level 3 [member] | Investment [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	613	519	576	506
Gains (losses) included in OCI	(12)	2	33	43
Purchases (issuances)	1	2	2	10
Settlement (sales) and other			(9)	(1)
Transfers out of Level 3				(35)
Fair value assets, ending balance	602	523	602	523
Level 3 [member] | Mortgage-backed securities [member] | Investment [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	27	21	28	20
Gains (losses) included in OCI	3	1	1	2
Purchases (issuances)			1
Fair value assets, ending balance	30	22	30	22
Level 3 [member] | Corporate debt and other debt [member] | Investment [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	150	149	151	152
Gains (losses) included in OCI	(9)	3	(2)	0
Settlement (sales) and other			(8)
Fair value assets, ending balance	141	152	141	152
Level 3 [member] | Equities [member] | Investment [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	436	349	397	334
Gains (losses) included in OCI	(6)	(2)	34	41
Purchases (issuances)	1	2	1	10
Settlement (sales) and other			(1)	(1)
Transfers out of Level 3				(35)
Fair value assets, ending balance	431	349	431	349
Level 3 [member] | Interest rate contracts [member] | Net derivative balances, category [Member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	(638)	(663)	(859)	(635)
Gains (losses) included in earnings	(14)	6	(10)	(151)
Gains (losses) included in OCI	1		6	(2)
Settlement (sales) and other	19	(8)	194	58
Purchases (issuances)	1	(7)	(7)	93
Transfers into Level 3	7	15	30	15
Transfers out of Level 3	(8)	2	14	(33)
Fair value assets, ending balance	(632)	(655)	(632)	(655)
Gains (losses) included in earnings for positions still held	(8)		(9)	38
Level 3 [member] | Foreign exchange contracts [member] | Net derivative balances, category [Member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	(56)	24	(132)	47
Gains (losses) included in earnings	3	(13)	4	(60)
Gains (losses) included in OCI	(1)	(2)	10	(1)
Settlement (sales) and other	11	(2)	48	10
Purchases (issuances)	(9)	1	(8)	22
Transfers into Level 3		9		9
Transfers out of Level 3	6	10	32
Fair value assets, ending balance	(46)	27	(46)	27
Gains (losses) included in earnings for positions still held	2	(1)	(2)	(49)
Level 3 [member] | Other contracts [member] | Net derivative balances, category [Member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	(413)	(436)	(785)	(393)
Gains (losses) included in earnings	(43)	10	(6)	194
Gains (losses) included in OCI	11	2	21	(9)
Settlement (sales) and other	17		83	48
Purchases (issuances)	(23)	(23)	(61)	(138)
Transfers into Level 3	(37)	10	(96)	(183)
Transfers out of Level 3	47	42	403	86
Fair value assets, ending balance	(441)	(395)	(441)	(395)
Gains (losses) included in earnings for positions still held	(45)	16	(35)	218
Level 3 [member] | Valuation adjustments [member] | Net derivative balances, category [Member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	16	28	53	20
Settlement (sales) and other	(5)		(42)	(11)
Purchases (issuances)		(7)		(7)
Transfers into Level 3				19
Fair value assets, ending balance	11	21	11	21
Level 3 [member] | Other assets [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	13	15	15
Purchases (issuances)				15
Settlement (sales) and other	(2)		(4)
Fair value assets, ending balance	11	15	11	15
Level 3 [member] | Loans [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	2,410	782	1,692	1,077
Gains (losses) included in earnings	(28)	4	(54)	(9)
Gains (losses) included in OCI	(58)	(1)	(35)	(33)
Purchases (issuances)	61	136	1,300	353
Settlement (sales) and other	(71)	(3)	(452)	(465)
Transfers into Level 3	2	9	30	25
Transfers out of Level 3	(5)	(33)	(170)	(54)
Fair value assets, ending balance	2,311	894	2,311	894
Gains (losses) included in earnings for positions still held	(13)	7		(54)
Level 3 [member] | Trading Securities [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	2,196	1,782	1,887	1,582
Gains (losses) included in earnings	(37)	(4)	(159)	72
Gains (losses) included in OCI	(28)	(4)	(34)	31
Purchases (issuances)	70	84	493	245
Settlement (sales) and other	(25)	(24)	(63)	(84)
Transfers into Level 3	6	9	65	10
Transfers out of Level 3	(3)		(10)	(13)
Fair value assets, ending balance	2,179	1,843	2,179	1,843
Gains (losses) included in earnings for positions still held	(13)	(5)	(130)	75
Level 3 [member] | Trading Securities [member] | U.S. state, municipal and agencies debt - issued or guaranteed [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance		16	4	25
Gains (losses) included in OCI				1
Settlement (sales) and other		(6)	(4)	(16)
Fair value assets, ending balance		10		10
Level 3 [member] | Trading Securities [member] | Asset-backed securities, Non-CDO securities [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance		2	2	2
Settlement (sales) and other			(2)
Fair value assets, ending balance		2		2
Level 3 [member] | Trading Securities [member] | Corporate debt and other debt [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	19	5	7	25
Gains (losses) included in earnings				(2)
Purchases (issuances)			2
Settlement (sales) and other	(16)	(2)	(16)	(7)
Transfers into Level 3		9	17	9
Transfers out of Level 3	(3)		(10)	(13)
Fair value assets, ending balance		12		12
Level 3 [member] | Trading Securities [member] | Equities [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	2,177	1,759	1,874	1,530
Gains (losses) included in earnings	(37)	(4)	(159)	74
Gains (losses) included in OCI	(28)	(4)	(34)	30
Purchases (issuances)	70	84	491	245
Settlement (sales) and other	(9)	(16)	(41)	(61)
Transfers into Level 3	6		48	1
Fair value assets, ending balance	2,179	1,819	2,179	1,819
Gains (losses) included in earnings for positions still held	(13)	(5)	(130)	75
Level 3 [member] | Deposits - Personal [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value liabilities, beginning balance	(250)	(157)	(241)	(151)
Gains (losses) included in earnings	1	3	(26)	(6)
Gains (losses) included in OCI	1		1	(1)
Purchases (issuances)	(80)	(7)	(157)	(86)
Settlement (sales) and other	13	6	19	23
Transfers into Level 3	(16)	(39)	(67)	(75)
Transfers out of Level 3	50	13	190	115
Fair value liabilities, ending balance	(281)	(181)	(281)	(181)
Gains (losses) included in earnings for positions still held	$ 5	5	$ (8)	10
Level 3 [member] | Other liabilities [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value liabilities, beginning balance		(3)		(7)
Settlement (sales) and other				4
Fair value liabilities, ending balance		$ (3)		$ (3)